Loss per share (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Loss per share
	Year ended March 31
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Loss applicable to common shareholders
– continuing operations	($1,431)	($902)	($754)
– discontinued operations	($129)	—	—

Net loss	($1,560)	($902)	($754)

Weighted average shares outstanding	5,246,903 shares	5,246,903 shares	5,246,903 shares

Loss per share – continuing operations	($0.27)	($0.17)	($0.14)
Loss per share – discontinued operations	($0.02)	—	—

Net loss per share, basic and diluted	($0.29)	($0.17)	($0.14)